SHAREHOLDERS' EQUITY (Ordinary Shares) (Details) - USD ($) $ / shares in Units, $ in Thousands					2 Months Ended
	May 13, 2020	May 04, 2020	Apr. 22, 2020	Feb. 04, 2020	May 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Feb. 28, 2015	May 31, 2010
Class of Stock [Line Items]
Shares issued						30,172,943	8,272,908
Aggregate consideration						$ 20,348	$ 5,407
Investors [Member] | Unregistered Placement Agent Warrants [Member]
Class of Stock [Line Items]
Share price	$ 0.75	$ 0.75	$ 0.75
Shares called by warrants	350,000	525,000	466,667
Expiry period	5 years	5 years	5 years
IPO [Member]
Class of Stock [Line Items]
Exercise price								$ 90.0
Shares called by warrants								178,334
Issuance of ordinary shares and warrants in the 2020 registered direct offerings, net of issuance expenses					$ 11,500
Stock issuance costs					1,361
IPO [Member] | Certain Institutional Investors [Member]
Class of Stock [Line Items]
Shares issued	5,000,000	7,500,001	6,666,669
Share price	$ 0.60	$ 0.60	$ 0.60
Concurrent Private Placement [Member] | Certain Institutional Investors [Member]
Class of Stock [Line Items]
Share price	$ 0.80	$ 0.80	$ 0.80
Shares called by warrants	5,000,000	7,500,001	6,666,669
Expiry period	5 years 6 months	5 years 6 months	5 years 6 months
Aggregate consideration	$ 3,000	$ 4,500	$ 4,000
IPO One [Member]
Class of Stock [Line Items]
Exercise price								$ 60.72
Shares called by warrants								8,334
Issuance of ordinary shares and warrants in the 2020 registered direct offerings, net of issuance expenses					$ 10,139
Private Placement [Member]
Class of Stock [Line Items]
Shares issued				2,720,178
Issuance of ordinary shares in the private placement, gross				$ 4,760
Stock issuance costs				$ 30
Price per share				$ 1.75
Private Placement One [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in the private placement, net of issuance expenses				$ 4,730
Warrant [Member]
Class of Stock [Line Items]
Shares called by warrants									6,512